Significant Accounting Policies (Details)		12 Months Ended
	Jan. 02, 2022	Dec. 31, 2022
Significant Accounting Policies (Details) [Line Items]
Lease percentage	6.00%
Lease term		4 years
Bottom of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Maturities		3 months
Weighted average rate		2.30%
Top of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Maturities		1 year
Weighted average rate		6.30%